Marketable Securities (Tables)	May 20, 2020
Investments Debt And Equity Securities [Abstract]
Summary of Fair Value of Available-for-Sale Marketable Securities by Type of Security
As of December 31, 2019 and 2018, the fair value of
available-for-sale
marketable securities by type of security was as follows:

	December 31, 2019
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$6,189	$—	$—	$6,189
U.S. government obligations	29,950	24	—	29,974
Corporate bonds	18,206	38	—	18,244

	$54,345	$62	$—	$54,407

	December 31, 2018
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$36,723	$—	$—	$36,723
U.S. government obligations	39,910	—	(12)	39,898
Corporate bonds	94,999	20	(85)	94,934

	$171,632	$20	$(97)	$171,555